Schedule of trade and other payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade payables
- Non-related parties	$ 529,525	$ 305,670
Other payables
- Amount due to shareholders	296,526	133,532
- Contract liabilities	979,157	1,009,110
- Amount due to directors	1,120,401	896,955
- Accruals and other payables	2,153,011	2,045,333
- Goods and services tax payable	78,187	43,177
- Withholding tax	16,029	16,173
Other payables	4,643,311	4,144,280
Trade and other payables	$ 5,172,836	$ 4,449,950